Annual Fund Operating Expenses - Class D Shares - Janus Henderson Growth and Income Fund - Class D	Jan. 28, 2021
Operating Expenses:
Management Fees	0.60%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.76%